Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 812	$ 868
Less: accumulated depreciation and amortization		(544)	(374)
Property and equipment-net	$ 140	268	494
Computer Equipment and Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		454	392
Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		311	429
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 47	$ 47